Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Registrant Name	PowerUp Acquisition Corp.
Entity Central Index Key	0001847345
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	188 Grand Street, Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(347)
Local Phone Number	313-8109
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	188 Grand Street, Unit #195
City Area Code	(347)
Local Phone Number	313-8109
Contact Personnel Name	Surendra Ajjarapu